CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Services revenue and connection fees, related party	1,113	492	396
Cost of services, excluding depreciation and amortization, related party	1,186	692	466
General and administrative expenses, related party	85,458	77,977	69,181
Sales and marketing expenses, related party	22,861	21,667	24,800
Other operating expenses, related party	5,594	6,193	6,135
Interest income, related party	2,793	2,588	1,850
Interest expense, capitalized interest, related party	15,498	17,673	19,333
Other (income) / expenses, net, gain related to Bitel settlement	10,636	(688)	(180)
Bitel
Other (income) / expenses, net, gain related to Bitel settlement	11,087
Related party
General and administrative expenses, related party	2,047	2,097	1,843
Sales and marketing expenses, related party	1,853	1,941	2,444
Other operating expenses, related party	370	(116)	16
Interest income, related party	742	172	445
Interest expense, capitalized interest, related party		367	12
Unrealized gain on derivatives, tax	(361)	(64)	(54)
Unrecognized actuarial (loss)/gain, tax	(46)	38	(47)